Plants, Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Plant, Property and Equipment, Net [Abstract]
Depreciation expense	$ 1,021,884	$ 81,074